Provisions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Provisions [Line Items]
Beginning balance	SFr 12,100	SFr 19,300
Additions	9,500	4,400
Release	(2,900)	(7,300)
Utilization	(1,400)	(4,400)
Unwinding of discount	100	100
Exchange differences	(300)	(100)
Ending balance	17,100	12,100
thereof current	7,100	5,000	SFr 14,900
thereof non-current	10,000	7,200	4,400
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	4,300	14,000
Additions	5,700	1,400
Release	(1,900)	(6,800)
Utilization	(1,400)	(4,400)
Unwinding of discount	0	0
Exchange differences	0	100
Ending balance	6,800	4,300
thereof current	6,300	4,300	14,000
thereof non-current	500	0	0
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	3,800	1,700
Additions	3,200	2,700
Release	(1,000)	(500)
Utilization	0	0
Unwinding of discount	0	0
Exchange differences	(200)	(100)
Ending balance	5,800	3,800
thereof current	700	500	700
thereof non-current	5,100	3,300	900
Asset retirement obligation
Disclosure of Provisions [Line Items]
Beginning balance	4,000	3,600
Additions	600	300
Release	0	0
Utilization	0	0
Unwinding of discount	100	100
Exchange differences	(100)	(100)
Ending balance	4,500	4,000
thereof current	100	200	100
thereof non-current	SFr 4,300	SFr 3,800	SFr 3,500